OTHER ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Portfolio B orderbook value		$ 100,935	$ 103,951
Equity certificates		16,048	5,747
Value added tax receivables, net		7,714	6,016
Investment in unconsolidated subsidiary		259	2,908
Other assets		4,421	6,338
Total other assets		129,377	124,960
Other Assets [Abstract]
Purchase of equity certificates		$ 10,481	5,747	$ 0
Fly-Z/C LP [Member]
Other Assets [Abstract]
Limited partnership interest percentage		57.40%
Distributions from unconsolidated subsidiary		$ 5,400	5,200	$ 0
Summit Aviation Partners LLC [Member] | Fly-Z/C LP [Member]
Other Assets [Abstract]
Limited partnership interest percentage		10.20%
Horizon II [Member]
Other Assets [Abstract]
Purchase of equity certificates		$ 7,400
Percentage of equity certificates purchased		6.00%
Term of lock-up period		7 years
Horizon III [Member]
Other Assets [Abstract]
Purchase of equity certificates	$ 3,100	$ 3,100
Percentage of equity certificates purchased	3.00%	3.10%
Term of lock-up period		7 years
Horizon I [Member]
Other Assets [Abstract]
Purchase of equity certificates			$ 5,700
Percentage of equity certificates purchased			4.00%
Term of lock-up period		7 years